GOLDMAN SACHS EQUAL WEIGHT U.S. LARGE CAP EQUITY ETF

Schedule of Investments

November 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – 99.8%
Communication Services – 4.6%
28,723	Activision Blizzard, Inc.	$ 1,683,168
645	Alphabet, Inc., Class A*	1,830,478
46,349	AMC Entertainment Holdings, Inc., Class A*(a)	1,573,085
74,999	AT&T, Inc.	1,712,227
2,723	Charter Communications, Inc., Class A*	1,759,820
35,965	Comcast Corp., Class A	1,797,531
13,522	Electronic Arts, Inc.	1,679,703
11,199	Liberty Broadband Corp., Class C*	1,734,165
154,515	Lumen Technologies, Inc.	1,906,715
12,371	Match Group, Inc.*	1,608,106
5,740	Meta Platforms, Inc., Class A*	1,862,400
2,770	Netflix, Inc.*	1,778,063
27,699	Omnicom Group, Inc.	1,864,420
42,506	Pinterest, Inc., Class A*	1,702,790
24,238	ROBLOX Corp., Class A*	3,056,412
6,100	Roku, Inc.*	1,388,421
36,120	Snap, Inc., Class A*	1,719,673
10,230	Take-Two Interactive Software, Inc.*	1,696,952
15,575	T-Mobile US, Inc.*	1,694,716
34,889	Twitter, Inc.*	1,533,023
35,628	Verizon Communications, Inc.	1,791,020
50,392	ViacomCBS, Inc., Class B	1,559,632
11,165	Walt Disney Co. (The)*	1,617,808
27,455	ZoomInfo Technologies, Inc.*	1,693,974

		42,244,302

Consumer Discretionary – 10.6%
8,245	Advance Auto Parts, Inc.	1,819,836
10,928	Airbnb, Inc., Class A*	1,885,517
567	Amazon.com, Inc.*	1,988,509
1,063	AutoZone, Inc.*	1,931,545
25,680	Bath & Body Works, Inc.	1,929,338
15,072	Best Buy Co., Inc.	1,610,594
776	Booking Holdings, Inc.*	1,631,036
6,547	Burlington Stores, Inc.*	1,919,122
17,158	Caesars Entertainment, Inc.*	1,545,421
12,943	CarMax, Inc.*	1,828,199
81,199	Carnival Corp.*	1,430,726
6,302	Carvana Co.*	1,767,207
1,063	Chipotle Mexican Grill, Inc.*	1,746,945
13,035	Darden Restaurants, Inc.	1,798,178
8,551	Dollar General Corp.	1,892,336
16,634	Dollar Tree, Inc.*	2,226,128

Shares	Description	Value

Common Stocks – (continued)
Consumer Discretionary – (continued)
3,920	Domino’s Pizza, Inc.	$ 2,054,629
9,225	DoorDash, Inc., Class A*	1,649,153
21,385	D.R. Horton, Inc.	2,089,314
40,550	DraftKings, Inc., Class A*	1,401,003
25,046	eBay, Inc.	1,689,603
7,900	Etsy, Inc.*	2,169,182
11,799	Expedia Group, Inc.*	1,900,701
103,503	Ford Motor Co.	1,986,223
13,246	Garmin Ltd.	1,768,871
33,952	General Motors Co.*	1,964,802
14,078	Genuine Parts Co.	1,798,324
13,080	Hilton Worldwide Holdings, Inc.*	1,766,716
5,161	Home Depot, Inc. (The)	2,067,548
46,230	Las Vegas Sands Corp.*	1,646,713
18,639	Lennar Corp., Class A	1,958,027
8,091	Lowe’s Cos., Inc.	1,978,978
11,436	Marriott International, Inc., Class A*	1,687,496
7,593	McDonald’s Corp.	1,857,248
39,080	MGM Resorts International	1,546,786
11,044	NIKE, Inc., Class B	1,869,087
373	NVR, Inc.*	1,949,052
3,072	O’Reilly Automotive, Inc.*	1,960,428
21,125	Peloton Interactive, Inc., Class A*	929,500
3,672	Pool Corp.	2,034,729
16,125	Ross Stores, Inc.	1,759,076
21,004	Royal Caribbean Cruises Ltd.*	1,466,499
16,884	Starbucks Corp.	1,851,162
93,093	Stellantis NV(a)	1,594,683
7,322	Target Corp.	1,785,396
1,617	Tesla, Inc.*	1,851,077
27,637	TJX Cos., Inc. (The)	1,918,008
8,780	Tractor Supply Co.	1,978,397
4,947	Ulta Beauty, Inc.*	1,899,401
25,644	VF Corp.	1,839,444
7,116	Wayfair, Inc., Class A*	1,763,629
8,709	Whirlpool Corp.	1,896,298
15,292	Yum! Brands, Inc.	1,878,469

		96,156,289

Consumer Staples – 5.7%
42,292	Altria Group, Inc.	1,803,331
29,289	Archer-Daniels-Midland Co.	1,822,069
26,547	Brown-Forman Corp., Class B	1,867,847

GOLDMAN SACHS EQUAL WEIGHT U.S. LARGE CAP EQUITY ETF

Schedule of Investments (continued)

November 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Consumer Staples – (continued)
21,318	Church & Dwight Co., Inc.	$ 1,905,403
11,490	Clorox Co. (The)	1,871,146
33,727	Coca-Cola Co. (The)	1,768,981
24,671	Colgate-Palmolive Co.	1,850,818
57,390	Conagra Brands, Inc.	1,753,264
8,528	Constellation Brands, Inc., Class A	1,921,614
3,791	Costco Wholesale Corp.	2,044,790
5,594	Estee Lauder Cos., Inc. (The), Class A	1,857,600
30,069	General Mills, Inc.	1,857,362
10,782	Hershey Co. (The)	1,913,697
29,991	Kellogg Co.	1,834,849
52,275	Keurig Dr Pepper, Inc.	1,776,827
14,335	Kimberly-Clark Corp.	1,867,994
50,662	Kraft Heinz Co. (The)	1,702,750
44,301	Kroger Co. (The)	1,839,821
23,031	McCormick & Co., Inc.	1,976,520
30,408	Mondelez International, Inc., Class A	1,792,248
21,690	Monster Beverage Corp.*	1,817,188
11,567	PepsiCo, Inc.	1,848,175
20,037	Philip Morris International, Inc.	1,721,980
13,102	Procter & Gamble Co. (The)	1,894,287
24,544	Sysco Corp.	1,719,062
23,041	Tyson Foods, Inc., Class A	1,819,317
38,220	Walgreens Boots Alliance, Inc.	1,712,256
12,628	Walmart, Inc.	1,775,876

		51,337,072

Energy – 3.9%
74,977	Baker Hughes Co.	1,749,963
17,953	Cheniere Energy, Inc.	1,881,654
16,724	Chevron Corp.	1,887,638
25,872	ConocoPhillips	1,814,403
87,000	Coterra Energy, Inc.	1,746,960
45,247	Devon Energy Corp.	1,903,089
16,983	Diamondback Energy, Inc.	1,812,596
20,881	EOG Resources, Inc.	1,816,647
29,442	Exxon Mobil Corp.	1,761,809
76,827	Halliburton Co.	1,658,695
23,150	Hess Corp.	1,725,138
111,912	Kinder Morgan, Inc.	1,730,160
29,824	Marathon Petroleum Corp.	1,814,790
55,573	Occidental Petroleum Corp.	1,647,740
29,544	ONEOK, Inc.	1,767,913

Shares	Description	Value

Common Stocks – (continued)
Energy – (continued)
23,986	Phillips 66	$ 1,659,112
10,038	Pioneer Natural Resources Co.	1,789,976
57,584	Schlumberger NV	1,651,509
25,030	Valero Energy Corp.	1,675,508
66,661	Williams Cos., Inc. (The)	1,785,848

		35,281,148

Financials – 12.1%
33,647	Aflac, Inc.	1,821,649
14,936	Allstate Corp. (The)	1,623,842
37,773	Ally Financial, Inc.	1,731,137
10,926	American Express Co.	1,664,030
31,095	American International Group, Inc.	1,635,597
6,113	Ameriprise Financial, Inc.	1,770,325
6,437	Aon PLC, Class A	1,903,871
24,564	Apollo Global Management, Inc.	1,738,640
43,597	Arch Capital Group Ltd.*	1,760,447
11,828	Arthur J Gallagher & Co.	1,926,781
39,238	Bank of America Corp.	1,744,914
31,498	Bank of New York Mellon Corp. (The)	1,725,775
6,593	Berkshire Hathaway, Inc., Class B*	1,824,217
1,994	BlackRock, Inc.	1,803,792
13,208	Blackstone, Inc.	1,868,272
12,327	Capital One Financial Corp.	1,732,313
22,851	Charles Schwab Corp. (The)	1,768,439
9,818	Chubb Ltd.	1,762,036
15,213	Cincinnati Financial Corp.	1,732,761
27,292	Citigroup, Inc.	1,738,500
39,088	Citizens Financial Group, Inc.	1,847,690
8,628	CME Group, Inc.	1,902,646
5,587	Coinbase Global, Inc., Class A*	1,759,905
16,395	Discover Financial Services	1,768,201
4,332	FactSet Research Systems, Inc.	2,029,845
42,210	Fifth Third Bancorp	1,779,151
8,647	First Republic Bank	1,812,930
4,509	Goldman Sachs Group, Inc. (The)(b)	1,717,884
25,509	Hartford Financial Services Group, Inc. (The)	1,686,145
116,546	Huntington Bancshares, Inc.	1,729,543
13,822	Intercontinental Exchange, Inc.	1,806,812
11,120	JPMorgan Chase & Co.	1,766,190
79,186	KeyCorp	1,776,934
23,156	KKR & Co., Inc.	1,723,964
11,911	M&T Bank Corp.	1,746,272

GOLDMAN SACHS EQUAL WEIGHT U.S. LARGE CAP EQUITY ETF

Schedule of Investments (continued)

November 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Financials – (continued)
1,437	Markel Corp.*	$ 1,716,956
4,664	MarketAxess Holdings, Inc.	1,644,946
11,745	Marsh & McLennan Cos., Inc.	1,926,415
29,091	MetLife, Inc.	1,706,478
4,890	Moody’s Corp.	1,910,230
18,409	Morgan Stanley	1,745,541
2,944	MSCI, Inc.	1,853,101
9,117	Nasdaq, Inc.	1,852,848
15,148	Northern Trust Corp.	1,752,624
8,907	PNC Financial Services Group, Inc. (The)	1,754,679
27,460	Principal Financial Group, Inc.	1,883,207
20,065	Progressive Corp. (The)	1,864,841
16,667	Prudential Financial, Inc.	1,704,367
18,538	Raymond James Financial, Inc.	1,822,100
77,053	Regions Financial Corp.	1,752,956
4,137	S&P Global, Inc.	1,885,355
5,879	Signature Bank	1,777,222
19,066	State Street Corp.	1,696,302
2,522	SVB Financial Group*	1,746,056
39,400	Synchrony Financial	1,764,726
8,722	T. Rowe Price Group, Inc.	1,743,964
11,804	Travelers Cos., Inc. (The)	1,734,598
29,065	Truist Financial Corp.	1,723,845
5,729	Upstart Holdings, Inc.*	1,173,815
30,493	US Bancorp	1,687,483
36,181	Wells Fargo & Co.	1,728,728
8,053	Willis Towers Watson PLC	1,818,689

		109,503,522

Health Care – 14.2%
11,587	10X Genomics, Inc., Class A*	1,770,609
14,809	Abbott Laboratories	1,862,528
16,117	AbbVie, Inc.	1,857,968
5,446	ABIOMED, Inc.*	1,714,292
11,984	Agilent Technologies, Inc.	1,808,386
2,843	Align Technology, Inc.*	1,738,580
11,174	Alnylam Pharmaceuticals, Inc.*	2,053,781
14,865	AmerisourceBergen Corp.	1,720,624
8,699	Amgen, Inc.	1,730,057
4,474	Anthem, Inc.	1,817,473
48,109	Avantor, Inc.*	1,899,343
23,626	Baxter International, Inc.	1,761,791
7,698	Becton Dickinson and Co.	1,825,504

Shares	Description	Value

Common Stocks – (continued)
Health Care – (continued)
6,800	Biogen, Inc.*	$ 1,603,032
22,600	BioMarin Pharmaceutical, Inc.*	1,950,154
2,451	Bio-Rad Laboratories, Inc., Class A*	1,846,093
3,792	Bio-Techne Corp.	1,789,938
44,372	Boston Scientific Corp.*	1,689,242
31,819	Bristol-Myers Squibb Co.	1,706,453
38,092	Cardinal Health, Inc.	1,760,993
14,018	Catalent, Inc.*	1,803,556
26,952	Centene Corp.*	1,924,642
24,491	Cerner Corp.	1,725,391
4,903	Charles River Laboratories International, Inc.*	1,793,861
8,782	Cigna Corp.	1,685,266
4,521	Cooper Cos., Inc. (The)	1,702,021
19,868	CVS Health Corp.	1,769,444
6,179	Danaher Corp.	1,987,414
3,039	Dexcom, Inc.*	1,709,711
16,330	Edwards Lifesciences Corp.*	1,752,372
59,093	Elanco Animal Health, Inc.*	1,698,333
7,178	Eli Lilly & Co.	1,780,431
20,786	Exact Sciences Corp.*	1,774,501
28,346	Gilead Sciences, Inc.	1,953,890
135,543	Ginkgo Bioworks Holdings, Inc.*	1,608,895
7,674	HCA Healthcare, Inc.	1,731,178
26,649	Hologic, Inc.*	1,991,480
16,322	Horizon Therapeutics PLC*	1,693,571
4,137	Humana, Inc.	1,736,340
3,080	IDEXX Laboratories, Inc.*	1,872,856
4,558	Illumina, Inc.*	1,665,174
6,175	Insulet Corp.*	1,781,117
5,302	Intuitive Surgical, Inc.*	1,719,651
7,494	IQVIA Holdings, Inc.*	1,941,920
11,533	Johnson & Johnson	1,798,341
6,661	Laboratory Corp. of America Holdings*	1,900,583
6,549	Masimo Corp.*	1,821,408
8,565	McKesson Corp.	1,856,549
15,730	Medtronic PLC	1,678,391
21,223	Merck & Co., Inc.	1,589,815
1,302	Mettler-Toledo International, Inc.*	1,971,397
5,514	Moderna, Inc.*	1,943,299
6,349	Molina Healthcare, Inc.*	1,810,608
10,853	PerkinElmer, Inc.	1,976,982
42,378	Pfizer, Inc.	2,276,970
13,182	Quest Diagnostics, Inc.	1,959,900

GOLDMAN SACHS EQUAL WEIGHT U.S. LARGE CAP EQUITY ETF

Schedule of Investments (continued)

November 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Health Care – (continued)
2,928	Regeneron Pharmaceuticals, Inc.*	$ 1,863,760
7,185	ResMed, Inc.	1,831,097
10,135	Seagen, Inc.*	1,621,600
8,524	STERIS PLC	1,862,750
7,003	Stryker Corp.	1,657,120
12,434	Teladoc Health, Inc.*	1,258,942
5,456	Teleflex, Inc.	1,622,723
2,987	Thermo Fisher Scientific, Inc.	1,890,263
4,169	UnitedHealth Group, Inc.	1,851,953
5,981	Veeva Systems, Inc., Class A*	1,690,111
10,044	Vertex Pharmaceuticals, Inc.*	1,877,625
135,836	Viatris, Inc.	1,672,141
5,516	Waters Corp.*	1,809,634
4,359	West Pharmaceutical Services, Inc.	1,929,555
12,865	Zimmer Biomet Holdings, Inc.	1,538,654
8,977	Zoetis, Inc.	1,993,253

		129,265,280

Industrials – 13.3%
10,431	3M Co.	1,773,687
13,489	AMETEK, Inc.	1,841,248
8,875	Boeing Co. (The)*	1,755,919
36,743	Carrier Global Corp.	1,988,531
9,310	Caterpillar, Inc.	1,800,088
4,326	Cintas Corp.	1,826,394
12,198	Copart, Inc.*	1,770,662
22,375	CoStar Group, Inc.*	1,739,880
53,324	CSX Corp.	1,848,210
8,017	Cummins, Inc.	1,681,566
5,601	Deere & Co.	1,935,370
45,971	Delta Air Lines, Inc.*	1,664,150
11,151	Dover Corp.	1,827,091
11,218	Eaton Corp. PLC	1,817,989
19,939	Emerson Electric Co.	1,751,442
6,939	Equifax, Inc.	1,933,552
15,077	Expeditors International of Washington, Inc.	1,833,665
32,924	Fastenal Co.	1,948,113
7,896	FedEx Corp.	1,819,001
24,591	Fortive Corp.	1,816,537
18,785	Fortune Brands Home & Security, Inc.	1,888,456
4,190	Generac Holdings, Inc.*	1,764,996
9,514	General Dynamics Corp.	1,797,861
17,857	General Electric Co.	1,696,236

Shares	Description	Value

Common Stocks – (continued)
Industrials – (continued)
8,554	Honeywell International, Inc.	$ 1,729,961
8,234	IDEX Corp.	1,849,274
15,009	IHS Markit Ltd.	1,918,450
8,288	Illinois Tool Works, Inc.	1,924,059
33,852	Ingersoll Rand, Inc.	1,974,926
13,446	Jacobs Engineering Group, Inc.	1,916,862
9,745	J.B. Hunt Transport Services, Inc.	1,862,854
26,085	Johnson Controls International PLC	1,950,115
6,106	Kansas City Southern	1,775,930
8,604	L3Harris Technologies, Inc.	1,798,924
19,980	Leidos Holdings, Inc.	1,756,442
5,707	Lockheed Martin Corp.	1,902,257
38,439	Lyft, Inc., Class A*	1,561,008
29,314	Masco Corp.	1,931,793
6,648	Norfolk Southern Corp.	1,763,515
5,381	Northrop Grumman Corp.	1,876,893
5,464	Old Dominion Freight Line, Inc.	1,940,649
23,497	Otis Worldwide Corp.	1,889,159
20,988	PACCAR, Inc.	1,750,819
6,280	Parker-Hannifin Corp.	1,896,937
47,284	Plug Power, Inc.*	1,884,267
16,241	Quanta Services, Inc.	1,847,901
21,484	Raytheon Technologies Corp.	1,738,485
14,236	Republic Services, Inc.	1,882,853
5,596	Rockwell Automation, Inc.	1,881,375
3,999	Roper Technologies, Inc.	1,856,136
38,401	Southwest Airlines Co.*	1,705,004
10,162	Stanley Black & Decker, Inc.	1,775,911
24,802	Textron, Inc.	1,755,982
10,642	Trane Technologies PLC	1,986,329
3,032	TransDigm Group, Inc.*	1,752,648
17,025	TransUnion	1,893,010
41,230	Uber Technologies, Inc.*	1,566,740
7,931	Union Pacific Corp.	1,868,861
38,730	United Airlines Holdings, Inc.*	1,636,730
9,017	United Parcel Service, Inc., Class B	1,788,702
4,947	United Rentals, Inc.*	1,675,747
8,955	Verisk Analytics, Inc.	2,013,711
11,892	Waste Management, Inc.	1,910,688
20,517	Westinghouse Air Brake Technologies Corp.	1,821,294
4,002	W.W. Grainger, Inc.	1,926,603

GOLDMAN SACHS EQUAL WEIGHT U.S. LARGE CAP EQUITY ETF

Schedule of Investments (continued)

November 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Industrials – (continued)
15,181	Xylem, Inc.	$ 1,838,571

		120,499,019

Information Technology – 20.2%
5,264	Accenture PLC, Class A	1,881,354
2,904	Adobe, Inc.*	1,945,244
14,554	Advanced Micro Devices, Inc.*	2,304,917
11,793	Affirm Holdings, Inc.*	1,493,937
17,131	Akamai Technologies, Inc.*	1,930,664
24,309	Amphenol Corp., Class A	1,958,819
10,616	Analog Devices, Inc.	1,913,534
4,943	ANSYS, Inc.*	1,935,086
12,546	Apple, Inc.	2,073,854
13,355	Applied Materials, Inc.	1,965,722
14,708	Arista Networks, Inc.*	1,824,675
6,138	Autodesk, Inc.*	1,560,218
8,429	Automatic Data Processing, Inc.	1,946,172
6,481	Bill.com Holdings, Inc.*	1,820,189
3,518	Broadcom, Inc.	1,947,846
11,117	Broadridge Financial Solutions, Inc.	1,873,993
10,956	Cadence Design Systems, Inc.*	1,944,252
10,247	CDW Corp.	1,940,372
14,689	Ceridian HCM Holding, Inc.*	1,606,977
32,910	Cisco Systems, Inc.	1,804,784
9,781	Cloudflare, Inc., Class A*	1,841,175
20,797	Cognex Corp.	1,606,568
23,883	Cognizant Technology Solutions Corp., Class A	1,862,396
51,245	Corning, Inc.	1,900,677
8,077	Coupa Software, Inc.*	1,588,423
6,958	Crowdstrike Holdings, Inc., Class A*	1,510,860
11,665	Datadog, Inc., Class A*	2,079,753
34,361	Dell Technologies, Inc., Class C*	1,940,366
6,688	DocuSign, Inc.*	1,647,656
8,012	Enphase Energy, Inc.*	2,003,000
13,145	Entegris, Inc.	1,920,222
2,826	EPAM Systems, Inc.*	1,719,762
17,206	Fidelity National Information Services, Inc.	1,798,027
18,658	Fiserv, Inc.*	1,800,870
7,817	FleetCor Technologies, Inc.*	1,619,135
5,763	Fortinet, Inc.*	1,913,950
5,869	Gartner, Inc.*	1,832,595
13,983	Global Payments, Inc.	1,664,536

Shares	Description	Value

Common Stocks – (continued)
Information Technology – (continued)
124,293	Hewlett Packard Enterprise Co.	$ 1,783,605
60,212	HP, Inc.	2,124,279
2,427	HubSpot, Inc.*	1,958,371
37,650	Intel Corp.	1,852,380
15,638	International Business Machines Corp.	1,831,210
3,067	Intuit, Inc.	2,000,604
10,292	Keysight Technologies, Inc.*	2,001,588
4,858	KLA Corp.	1,982,696
2,979	Kyndryl Holdings, Inc.*	47,068
3,282	Lam Research Corp.	2,231,268
27,188	Marvell Technology, Inc.	1,934,970
5,774	Mastercard, Inc., Class A	1,818,348
23,893	Microchip Technology, Inc.	1,993,393
26,485	Micron Technology, Inc.	2,224,740
5,694	Microsoft Corp.	1,882,379
3,639	MongoDB, Inc.*	1,812,586
3,514	Monolithic Power Systems, Inc.	1,944,858
7,528	Motorola Solutions, Inc.	1,905,939
21,080	NetApp, Inc.	1,873,590
34,235	Nuance Communications, Inc.*	1,899,700
7,124	NVIDIA Corp.	2,327,838
7,489	Okta, Inc.*	1,611,857
32,832	ON Semiconductor Corp.*	2,016,870
19,783	Oracle Corp.	1,795,109
72,749	Palantir Technologies, Inc., Class A*	1,502,267
3,788	Palo Alto Networks, Inc.*	2,071,809
15,371	Paychex, Inc.	1,832,223
3,707	Paycom Software, Inc.*	1,621,738
8,348	PayPal Holdings, Inc.*	1,543,462
14,549	PTC, Inc.*	1,594,279
10,720	Qorvo, Inc.*	1,567,586
13,789	QUALCOMM, Inc.	2,489,742
7,906	RingCentral, Inc., Class A*	1,707,538
6,251	salesforce.com, Inc.*	1,781,285
20,398	Seagate Technology Holdings PLC	2,094,263
2,791	ServiceNow, Inc.*	1,807,731
10,872	Skyworks Solutions, Inc.	1,648,848
5,375	Snowflake, Inc., Class A*	1,828,306
11,412	Splunk, Inc.*	1,380,852
7,545	Square, Inc., Class A*	1,571,850
24,130	SS&C Technologies Holdings, Inc.	1,841,843
5,713	Synopsys, Inc.*	1,948,133
12,360	TE Connectivity Ltd.	1,902,575

GOLDMAN SACHS EQUAL WEIGHT U.S. LARGE CAP EQUITY ETF

Schedule of Investments (continued)

November 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Information Technology – (continued)
4,283	Teledyne Technologies, Inc.*	$ 1,778,687
13,515	Teradyne, Inc.	2,066,038
10,027	Texas Instruments, Inc.	1,928,894
24,843	Trade Desk, Inc. (The), Class A*	2,569,263
21,519	Trimble, Inc.*	1,847,837
6,273	Twilio, Inc., Class A*	1,795,019
3,494	Tyler Technologies, Inc.*	1,813,316
34,814	UiPath, Inc., Class A*	1,679,776
12,857	Unity Software, Inc.*	2,216,418
8,369	VeriSign, Inc.*	2,007,807
9,068	Visa, Inc., Class A	1,757,106
33,947	Western Digital Corp.*	1,963,494
6,517	Workday, Inc., Class A*	1,787,157
9,865	Xilinx, Inc.	2,253,659
3,331	Zebra Technologies Corp., Class A*	1,961,226
18,142	Zendesk, Inc.*	1,852,480
6,684	Zoom Video Communications, Inc., Class A*	1,413,064
5,810	Zscaler, Inc.*	2,015,896

		183,221,293

Materials – 4.2%
6,267	Air Products and Chemicals, Inc.	1,801,386
7,236	Albemarle Corp.	1,928,322
8,741	Avery Dennison Corp.	1,792,517
20,245	Ball Corp.	1,891,895
11,398	Celanese Corp.	1,725,201
42,518	Corteva, Inc.	1,913,310
17,693	Crown Holdings, Inc.	1,871,919
32,164	Dow, Inc.	1,766,769
23,697	DuPont de Nemours, Inc.	1,752,630
17,170	Eastman Chemical Co.	1,790,659
8,355	Ecolab, Inc.	1,850,382
49,821	Freeport-McMoRan, Inc.	1,847,363
12,987	International Flavors & Fragrances, Inc.	1,846,362
38,003	International Paper Co.	1,729,897
20,298	LyondellBasell Industries NV, Class A	1,768,565
4,626	Martin Marietta Materials, Inc.	1,866,637
34,522	Newmont Corp.	1,895,948
17,219	Nucor Corp.	1,829,691
11,682	PPG Industries, Inc.	1,801,014
6,076	Sherwin-Williams Co. (The)	2,012,614

Shares	Description	Value

Common Stocks – (continued)
Materials – (continued)
9,660	Vulcan Materials Co.	$ 1,851,242

		38,534,323

Real Estate – 5.9%
9,130	Alexandria Real Estate Equities, Inc. REIT	1,826,639
6,819	American Tower Corp. REIT	1,789,851
8,019	AvalonBay Communities, Inc. REIT	1,915,499
16,215	Boston Properties, Inc. REIT	1,748,626
11,615	Camden Property Trust REIT	1,918,914
18,135	CBRE Group, Inc., Class A*	1,733,162
10,424	Crown Castle International Corp. REIT	1,893,520
11,960	Digital Realty Trust, Inc. REIT	2,006,170
33,564	Duke Realty Corp. REIT	1,957,788
2,266	Equinix, Inc. REIT	1,840,445
22,314	Equity Residential REIT	1,903,607
5,628	Essex Property Trust, Inc. REIT	1,910,368
9,542	Extra Space Storage, Inc. REIT	1,908,400
54,341	Healthpeak Properties, Inc. REIT	1,785,645
45,555	Invitation Homes, Inc. REIT	1,842,244
9,309	Mid-America Apartment Communities, Inc. REIT	1,919,981
2,615	Orion Office REIT, Inc. REIT*	46,469
12,862	Prologis, Inc. REIT	1,938,947
5,706	Public Storage REIT	1,868,030
26,148	Realty Income Corp. REIT	1,775,972
5,417	SBA Communications Corp. REIT	1,862,365
11,586	Simon Property Group, Inc. REIT	1,770,804
9,640	Sun Communities, Inc. REIT	1,817,911
34,295	UDR, Inc. REIT	1,945,555
34,562	Ventas, Inc. REIT	1,621,649
63,623	VICI Properties, Inc. REIT	1,730,546
22,722	Welltower, Inc. REIT	1,809,126
49,859	Weyerhaeuser Co. REIT	1,875,197
24,057	W.P. Carey, Inc. REIT	1,836,752
29,009	Zillow Group, Inc., Class C*	1,574,319

		53,374,501

Utilities – 5.1%
75,124	AES Corp. (The)	1,756,399
33,553	Alliant Energy Corp.	1,838,369
22,596	Ameren Corp.	1,843,608
22,329	American Electric Power Co., Inc.	1,809,766
11,297	American Water Works Co., Inc.	1,904,335

GOLDMAN SACHS EQUAL WEIGHT U.S. LARGE CAP EQUITY ETF

Schedule of Investments (continued)

November 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Utilities – (continued)
72,105	CenterPoint Energy, Inc.	$ 1,868,241
31,604	CMS Energy Corp.	1,859,895
24,825	Consolidated Edison, Inc.	1,927,413
25,230	Dominion Energy, Inc.	1,796,376
16,793	DTE Energy Co.	1,819,354
18,576	Duke Energy Corp.	1,802,058
30,429	Edison International	1,986,405
18,304	Entergy Corp.	1,836,623
29,517	Evergy, Inc.	1,868,426
22,585	Eversource Energy	1,858,068
34,960	Exelon Corp.	1,843,441
48,020	FirstEnergy Corp.	1,808,433
22,373	NextEra Energy, Inc.	1,941,529
162,915	PG&E Corp.*	1,935,430
64,627	PPL Corp.	1,798,569
29,968	Public Service Enterprise Group, Inc.	1,872,700
14,820	Sempra Energy	1,776,473
30,451	Southern Co. (The)	1,860,556
21,256	WEC Energy Group, Inc.	1,847,784
29,908	Xcel Energy, Inc.	1,906,037

		46,366,288

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $779,250,538)		$905,783,037

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle – 0.4%(b)
Goldman Sachs Financial Square Government Fund – Institutional Shares
3,234,629	0.026%	$ 3,234,629
(Cost $3,234,629)

TOTAL INVESTMENTS – 100.2% (Cost $782,485,167)		$909,017,666

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.2)%		(1,605,479)

NET ASSETS – 100.0%		$907,412,187

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Represents an affiliated issuer.

Investment Abbreviations:
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS HEDGE INDUSTRY VIP ETF

Schedule of Investments

November 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – 99.7%
Communication Services – 15.6%
1,570	Alphabet, Inc., Class A*	$ 4,455,581
6,729	Charter Communications, Inc., Class A*	4,348,818
141,599	Frontier Communications Parent, Inc.*	4,730,823
27,660	Liberty Broadband Corp., Class C*	4,283,151
13,416	Meta Platforms, Inc., Class A*	4,352,955
6,864	Netflix, Inc.*	4,406,002
13,594	Sea Ltd. ADR (Taiwan)*	3,916,024
29,432	Walt Disney Co. (The)*	4,264,697

		34,758,051

Consumer Discretionary – 17.1%
27,998	Alibaba Group Holding Ltd. ADR (China)*	3,570,585
1,315	Amazon.com, Inc.*	4,611,797
62,329	Bath & Body Works, Inc.	4,682,778
1,939	Booking Holdings, Inc.*	4,075,487
45,170	Caesars Entertainment, Inc.*	4,068,462
15,638	Carvana Co.*	4,385,208
26,253	Expedia Group, Inc.*	4,229,096
74,049	General Motors Co.*	4,285,215
14,331	Lithia Motors, Inc.	4,175,050

		38,083,678

Financials – 10.0%
61,273	Apollo Global Management, Inc.	4,336,903
53,956	Athene Holding Ltd., Class A*	4,420,075
16,380	Berkshire Hathaway, Inc., Class B*	4,532,182
59,957	KKR & Co., Inc.	4,463,799
91,286	Wells Fargo & Co.	4,361,645

		22,114,604

Health Care – 2.1%
10,344	UnitedHealth Group, Inc.	4,595,012

Industrials – 12.0%
69,595	Builders FirstSource, Inc.*	4,832,677
36,281	IHS Markit Ltd.	4,637,437
15,071	Kansas City Southern	4,383,400
7,133	TransDigm Group, Inc.*	4,123,231
106,922	Uber Technologies, Inc.*	4,063,036

Shares	Description	Value

Common Stocks – (continued)
Industrials – (continued)
119,622	WillScot Mobile Mini Holdings Corp.*	$ 4,556,402

		26,596,183

Information Technology – 40.9%
31,831	Advanced Micro Devices, Inc.*	5,041,075
31,086	Apple, Inc.	5,138,516
82,238	Dell Technologies, Inc., Class C*	4,643,980
25,554	Elastic NV*	3,972,625
45,786	Fiserv, Inc.*	4,419,265
28,833	Five9, Inc.*	4,103,801
63,892	GoDaddy, Inc., Class A*	4,483,302
12,904	Mastercard, Inc., Class A	4,063,728
60,730	Micron Technology, Inc.	5,101,320
13,875	Microsoft Corp.	4,586,936
84,810	Nuance Communications, Inc.*	4,706,107
15,530	NVIDIA Corp.	5,074,583
9,001	Palo Alto Networks, Inc.*	4,923,007
15,264	salesforce.com, Inc.*	4,349,629
6,831	ServiceNow, Inc.*	4,424,439
2,815	Shopify, Inc., Class A (Canada)*	4,283,839
20,011	Square, Inc., Class A*	4,168,891
21,964	Visa, Inc., Class A	4,255,964
15,774	Workday, Inc., Class A*	4,325,704
21,661	Xilinx, Inc.	4,948,455

		91,015,166

Utilities – 2.0%
376,645	PG&E Corp.*	4,474,543

TOTAL INVESTMENTS – 99.7% (Cost $197,142,619)		$221,637,237

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.3%		682,173

NET ASSETS – 100.0%		$222,319,410

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

Investment Abbreviations:
ADR	— American Depositary Receipt

GOLDMAN SACHS INNOVATE EQUITY ETF

Schedule of Investments

November 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – 99.4%
Communication Services – 11.7%
18,839	Activision Blizzard, Inc.	$ 1,103,965
3,449	Alphabet, Inc., Class A*	9,788,090
52,441	AMC Entertainment Holdings, Inc., Class A*(a)	1,779,848
19,642	Baidu, Inc. ADR (China)*	2,943,157
13,439	Bilibili, Inc. ADR (China)*	887,108
34,754	Comcast Corp., Class A	1,737,005
7,949	CTS Eventim AG & Co. KGaA (Germany)*	513,223
9,979	Electronic Arts, Inc.	1,239,591
12,305	Eventbrite, Inc., Class A*	185,805
56,868	Gree, Inc. (Japan)	499,839
39,317	Hello Group, Inc. ADR (China)	454,898
38,347	HUYA, Inc. ADR (China)*	330,168
5,560	IAC/InterActiveCorp*	743,094
6,578	IDT Corp., Class B*	357,054
72,362	iQIYI, Inc. ADR (China)*	451,539
12,357	JOYY, Inc. ADR (China)	632,678
107,731	Kuaishou Technology (China)*(a)(b)	1,173,926
8,134	Live Nation Entertainment, Inc.*	867,491
5,266	Madison Square Garden Entertainment Corp.*	348,188
2,253	Madison Square Garden Sports Corp.*	388,124
17,032	Mail.Ru Group Ltd. GDR (Russia)*	285,797
30,092	Meta Platforms, Inc., Class A*	9,763,650
11,050	Mixi, Inc. (Japan)	196,680
17,315	NetEase, Inc. ADR (China)	1,865,345
2,517	Netflix, Inc.*	1,615,662
74,391	Rightmove PLC (United Kingdom)	734,996
7,492	Scout24 SE (Germany)(b)	494,174
5,935	Sea Ltd. ADR (Taiwan)*	1,709,695
21,699	Snap, Inc., Class A*	1,033,089
16,550	Sohu.com Ltd. ADR (China)*	279,198
3,707	Spotify Technology SA*	884,120
38,899	TELUS Corp. (Canada)	885,447
53,843	Tencent Holdings Ltd. (China)	3,172,903
91,253	Tencent Music Entertainment Group ADR (China)*	656,109
12,727	TripAdvisor, Inc.*	329,120
56,894	Turkcell Iletisim Hizmetleri AS ADR (Turkey)	204,818
17,772	Twitter, Inc.*	780,902

Shares	Description	Value

Common Stocks – (continued)
Communication Services – (continued)
8,112	Ubisoft Entertainment SA (France)*	$ 413,720
16,053	Walt Disney Co. (The)*	2,326,080
13,588	Warner Music Group Corp., Class A	588,768
15,054	Weibo Corp. ADR (China)*	599,300
9,803	World Wrestling Entertainment, Inc., Class A	483,876
46,316	Yalla Group Ltd. ADR (United Arab Emirates)*(a)	331,623
103,575	Zynga, Inc., Class A*	624,557

		56,684,420

Consumer Discretionary – 17.2%
13,455	2U, Inc.*	320,094
3,144	adidas AG (Germany)	904,362
6,272	Airbnb, Inc., Class A*	1,082,171
53,990	Alibaba Group Holding Ltd. ADR (China)*	6,885,345
2,916	Amazon.com, Inc.*	10,226,616
62,071	ANTA Sports Products Ltd. (China)	988,887
10,567	Aptiv PLC*	1,694,418
53,830	Arrival SA (Luxembourg)*(a)	505,464
11,352	Bandai Namco Holdings, Inc. (Japan)	883,505
18,521	Baozun, Inc. ADR (China)*	255,405
444	Booking Holdings, Inc.*	933,221
15,921	BorgWarner, Inc.	689,061
63,951	Canoo, Inc.*(a)	765,493
14,287	Chegg, Inc.*	397,893
8,074	Chewy, Inc., Class A*	551,131
4,606	Columbia Sportswear Co.	449,223
8,939	Continental AG (Germany)*	952,847
18,733	Dana, Inc.	402,759
6,301	Dick’s Sporting Goods, Inc.	740,746
12,536	eBay, Inc.	845,679
3,658	Etsy, Inc.*	1,004,414
19,796	Everi Holdings, Inc.*	410,569
3,929	Expedia Group, Inc.*	632,923
16,037	Farfetch Ltd., Class A (United Kingdom)*	551,833
108,562	Ford Motor Co.	2,083,305
10,073	GameStop Corp., Class A*	1,976,423
39,252	General Motors Co.*	2,271,513
772	Graham Holdings Co., Class B	437,353
9,301	Hyundai Motor Co. (South Korea)	1,530,723
6,965	iRobot Corp.*	528,713

GOLDMAN SACHS INNOVATE EQUITY ETF

Schedule of Investments (continued)

November 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Consumer Discretionary – (continued)
257,890	JD Sports Fashion PLC (United Kingdom)	$ 760,510
18,805	JD.com, Inc. ADR (China)*	1,581,689
17,074	Jumia Technologies AG ADR (Germany)*	201,985
9,794	Just Eat Takeaway.com NV (United Kingdom)*(b)	608,422
580,063	Koolearn Technology Holding Ltd. (China)*(a)(b)	604,182
17,331	Las Vegas Sands Corp.*	617,330
37,668	Li Auto, Inc. ADR (China)*	1,334,954
66,184	Li Ning Co. Ltd. (China)	752,183
2,515	Lululemon Athletica, Inc.*	1,142,841
40,350	Luminar Technologies, Inc.*	657,705
1,915	MercadoLibre, Inc. (Argentina)*	2,275,805
19,522	MGM Resorts International	772,681
225,671	New Oriental Education & Technology Group, Inc. ADR (China)*	498,733
396,792	Nexteer Automotive Group Ltd. (China)	516,104
10,949	NIKE, Inc., Class B	1,853,009
45,648	NIO, Inc. ADR (China)*	1,786,206
8,061	Overstock.com, Inc.*	719,525
15,079	Peloton Interactive, Inc., Class A*	663,476
15,134	Pinduoduo, Inc. ADR (China)*	1,006,411
6,104	Planet Fitness, Inc., Class A*	498,636
63,901	Qurate Retail, Inc.Series A	511,208
36,611	Sharp Corp. (Japan)	409,494
9,155	Skechers USA, Inc., Class A*	411,243
15,097	Sony Group Corp. (Japan)	1,838,179
10,742	Stride, Inc.*	366,624
98,975	TAL Education Group ADR (China)*	512,690
8,400	Tesla, Inc.*	9,615,984
43,872	TI Fluid Systems PLC (China)(b)	127,694
41,085	TomTom NV (Netherlands)*	351,695
167,268	Toyota Motor Corp. (Japan)	2,947,759
133,497	TUI AG (Germany)*(a)	349,259
35,160	Under Armour, Inc., Class A*	829,424
20,371	Veoneer, Inc. (Sweden)*	725,208
44,775	Workhorse Group, Inc.*(a)	261,486
34,991	XPeng, Inc. ADR (China)*	1,924,505
32,549	Yamaha Motor Co. Ltd. (Japan)	819,566

Shares	Description	Value

Common Stocks – (continued)
Consumer Discretionary – (continued)
7,710	Zalando SE (Germany)*(b)	$ 696,527

		83,453,021

Consumer Staples – 0.6%
6,064	Beyond Meat, Inc.*(a)	426,057
16,200	Walmart, Inc.	2,278,206

		2,704,263

Energy – 0.5%
1,062,790	China Suntien Green Energy Corp. Ltd., Class H (China)	745,712
39,609	TotalEnergies SE (France)	1,810,552

		2,556,264

Financials – 6.8%
47,095	3i Group PLC (United Kingdom)	864,194
3,056	Ameriprise Financial, Inc.	885,018
13,881	Apollo Global Management, Inc.	982,497
7,265	Ares Management Corp., Class A	589,627
3,931	B. Riley Financial, Inc.	304,377
2,290	BlackRock, Inc.	2,071,557
12,683	Blackstone, Inc.	1,794,010
16,332	Charles Schwab Corp. (The)	1,263,933
25,737	CI Financial Corp. (Canada)	564,978
5,051	Coinbase Global, Inc., Class A*	1,591,065
9,663	Discover Financial Services	1,042,155
13,291	DWS Group GmbH & Co. KGaA (Germany)(b)	519,124
5,555	Eurazeo SE (France)	452,383
3,687	Evercore, Inc., Class A	511,387
16,782	flatexDEGIRO AG (Germany)*	400,842
18,313	Galaxy Digital Holdings Ltd.*	439,124
5,627	Goldman Sachs Group, Inc. (The)(c)	2,143,831
11,868	Green Dot Corp., Class A*	426,061
26,216	Hargreaves Lansdown PLC (United Kingdom)	463,722
9,911	Interactive Brokers Group, Inc., Class A	731,630
13,596	Intercontinental Exchange, Inc.	1,777,269
24,027	Invesco Ltd.	536,523
18,799	KKR & Co., Inc.	1,399,586

GOLDMAN SACHS INNOVATE EQUITY ETF

Schedule of Investments (continued)

November 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Financials – (continued)
11,566	Lazard Ltd., Class A	$ 492,943
38,491	Monex Group, Inc. (Japan)	315,603
2,439	Morningstar, Inc.	756,895
2,352	MSCI, Inc.	1,480,466
5,541	Oppenheimer Holdings, Inc., Class A	271,731
42,179	Owl Rock Capital Corp.	587,975
3,742	PJT Partners, Inc., Class A	284,691
30,171	Plus500 Ltd. (Israel)	509,531
36,465	Robinhood Markets, Inc., Class A*(a)	945,902
4,495	S&P Global, Inc.	2,048,506
11,217	Sculptor Capital Management, Inc.	203,252
175,303	TP ICAP Group PLC (United Kingdom)	294,175
8,383	Tradeweb Markets, Inc., Class A	804,768
39,089	Up Fintech Holding Ltd. ADR (China)*(a)	236,098
260,022	Value Partners Group Ltd. (Hong Kong)	131,748
11,516	Vinci Partners Investments Ltd., Class A (Brazil)	120,688
12,390	WealthNavi, Inc. (Japan)*	326,923
66,742	WisdomTree Investments, Inc.	409,796
20,378	XP, Inc., Class A (Brazil)*	584,441
79,717	Zip Co. Ltd. (Australia)*	292,226

		32,853,251

Health Care – 19.8%
4,598	10X Genomics, Inc., Class A*	702,620
4,396	2seventy bio, Inc.*	115,791
641,079	3SBio, Inc. (China)*(b)	548,497
25,416	Abbott Laboratories	3,196,570
21,537	AbbVie, Inc.	2,482,785
2,448	ABIOMED, Inc.*	770,581
26,013	AdaptHealth Corp.*	510,635
19,182	Adaptive Biotechnologies Corp.*	500,458
8,117	Agilent Technologies, Inc.	1,224,855
882,045	Alibaba Health Information Technology Ltd. (China)*	813,497
25,188	Allscripts Healthcare Solutions, Inc.*	418,876
9,665	Amgen, Inc.	1,922,175
20,428	AstraZeneca PLC (United Kingdom)	2,236,693
90,874	Bionano Genomics, Inc.*(a)	355,317
8,575	BioNTech SE ADR (Germany)*	3,016,171
2,778	Bio-Techne Corp.	1,311,299

Shares	Description	Value

Common Stocks – (continued)
Health Care – (continued)
20,990	Bluebird Bio, Inc.*	$ 212,209
28,639	Boston Scientific Corp.*	1,090,287
38,837	Bristol-Myers Squibb Co.	2,082,828
26,610	Burning Rock Biotech Ltd. ADR (China)*	411,391
9,754	Castle Biosciences, Inc.*	403,133
11,857	Cerner Corp.	835,326
5,656	CompuGroup Medical SE & Co. KgaA (Germany)	430,368
10,994	CRISPR Therapeutics AG (Switzerland)*	878,421
16,051	DermTech, Inc.*	322,304
2,918	Dexcom, Inc.*	1,641,638
16,642	Editas Medicine, Inc.*	543,528
11,658	Edwards Lifesciences Corp.*	1,251,020
11,025	Eli Lilly & Co.	2,734,641
12,355	Exact Sciences Corp.*	1,054,746
31,890	Exelixis, Inc.*	535,433
9,216	Galapagos NV (Belgium)*	440,045
18,752	Genetron Holdings Ltd. ADR (China)*	169,518
6,451	Globus Medical, Inc., Class A*	403,962
10,524	Guardant Health, Inc.*	1,106,283
5,479	Hill-Rom Holdings, Inc.	851,985
9,785	Horizon Therapeutics PLC*	1,015,292
4,998	Illumina, Inc.*	1,825,919
9,930	I-Mab ADR (China)*	600,368
977,375	Imugene Ltd. (Australia)*	381,154
4,005	Insulet Corp.*	1,155,202
7,116	Intellia Therapeutics, Inc.*	818,411
6,487	Intuitive Surgical, Inc.*	2,103,994
19,811	Invitae Corp.*	336,787
15,391	Ionis Pharmaceuticals, Inc.*	407,862
4,756	iRhythm Technologies, Inc.*	502,234
23,318	Johnson & Johnson	3,635,976
35,089	Koninklijke Philips NV (Netherlands)	1,232,083
9,761	Landos Biopharma, Inc.*	70,572
17,512	Maravai LifeSciences Holdings, Inc., Class A*	804,501
4,201	Masimo Corp.*	1,168,382
23,500	Medtronic PLC	2,507,450
29,918	Merck & Co., Inc.	2,241,157
191,427	Mesoblast Ltd. (Australia)*(a)	230,743
10,330	Moderna, Inc.*	3,640,602

GOLDMAN SACHS INNOVATE EQUITY ETF

Schedule of Investments (continued)

November 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Health Care – (continued)
11,968	Myriad Genetics, Inc.*	$ 309,493
31,209	Nektar Therapeutics*	351,413
18,462	NextGen Healthcare, Inc.*	286,161
6,689	NuVasive, Inc.*	321,473
36,389	Ono Pharmaceutical Co. Ltd. (Japan)	802,965
4,640	OptimizeRx Corp.*	301,600
120,136	Pfizer, Inc.	6,454,907
16,070	PMV Pharmaceuticals, Inc.*	349,523
31,439	Precision BioSciences, Inc.*	284,837
19,212	Prelude Therapeutics, Inc.*	274,540
12,956	Pulmonx Corp.*	418,479
16,929	QIAGEN NV*	933,296
3,171	Regeneron Pharmaceuticals, Inc.*	2,018,437
9,493	Renalytix PLC ADR*	175,621
18,653	Repare Therapeutics, Inc. (Canada)*	437,786
36,722	ResMed, Inc. CDI	944,649
9,365	Roche Holding AG (Switzerland)	3,639,639
24,657	Sana Biotechnology, Inc.*	468,730
36,250	Sangamo Therapeutics, Inc.*	300,513
20,959	Sanofi (France)	1,978,379
6,725	Sarepta Therapeutics, Inc.*	543,447
14,351	SeaSpine Holdings Corp.*	192,734
7,988	Seegene, Inc. (South Korea)	509,043
143,153	Senseonics Holdings, Inc.*(a)	449,500
67,741	Sharecare, Inc.*(a)	428,801
10,618	SI-BONE, Inc.*	204,397
55,153	Smith & Nephew PLC (United Kingdom)	888,379
75,397	Sorrento Therapeutics, Inc.*(a)	449,366
7,497	Stryker Corp.	1,774,015
19,998	Takara Bio, Inc. (Japan)	464,791
7,195	Tandem Diabetes Care, Inc.*	924,701
19,699	Taysha Gene Therapies, Inc.*	255,693
6,547	Teladoc Health, Inc.*	662,884
8,634	Tenaya Therapeutics, Inc.*	169,658
32,023	Theravance Biopharma, Inc.*	268,993
2,976	Thermo Fisher Scientific, Inc.	1,883,302
9,479	Vertex Pharmaceuticals, Inc.*	1,772,004
29,594	Vicarious Surgical, Inc.*	387,681
58,608	Well Health Technologies Corp. (Canada)*	260,419

		95,746,824

Shares	Description	Value

Common Stocks – (continued)
Industrials – 6.1%
62,346	ABB Ltd. (Switzerland)	$ 2,148,491
7,628	AeroVironment, Inc.*	616,037
3,740	Alfen Beheer BV (Netherlands)*(b)	360,354
3,623	ASGN, Inc.*	440,847
11,198	Barnes Group, Inc.	486,553
16,183	Blink Charging Co.*(a)	621,913
6,501	Booz Allen Hamilton Holding Corp.	545,694
2,208	CACI International, Inc., Class A*	572,821
5,722	Daihen Corp. (Japan)	216,695
70,007	Desktop Metal, Inc., Class A*	456,446
14,037	EHang Holdings Ltd. ADR (China)*(a)	296,883
8,705	FANUC Corp. (Japan)	1,705,427
24,046	General Electric Co.	2,284,130
13,545	Hyundai Heavy Industries Holdings Co. Ltd. (South Korea)	603,191
413,151	Ideanomics, Inc.*(a)	665,173
26,549	Kawasaki Heavy Industries Ltd. (Japan)	446,127
29,799	Kratos Defense & Security Solutions, Inc.*	587,338
6,069	Leidos Holdings, Inc.	533,526
10,671	LIG Nex1 Co. Ltd. (South Korea)	482,391
18,035	Lyft, Inc., Class A*	732,401
73,785	Mitsubishi Electric Corp. (Japan)	925,683
4,933	Moog, Inc., Class A	341,216
14,933	Nabtesco Corp. (Japan)	432,031
17,350	Nidec Corp. (Japan)	1,986,437
58,136	Nikola Corp.*(a)	594,150
44,140	Nordex SE (Germany)*(a)	783,516
12,346	Parsons Corp.*	409,764
10,228	Proto Labs, Inc.*	512,627
33,794	RADA Electronic Industries Ltd. (Israel)*	317,664
11,426	Shibaura Machine Co. Ltd. (Japan)	339,122
49,299	Siemens Energy AG (Germany)*	1,300,708
13,210	Sunrun, Inc.*	608,188
10,611	Textron, Inc.	751,259
6,737	Thales SA (France)	549,628
29,122	Uber Technologies, Inc.*	1,106,636
5,000	Verisk Analytics, Inc.	1,124,350
27,567	Virgin Galactic Holdings, Inc.*	441,072
464,781	Xinjiang Goldwind Science & Technology Co. Ltd., Class H (China)	1,025,447
154,259	Xinte Energy Co. Ltd., Class H (China)	353,006

GOLDMAN SACHS INNOVATE EQUITY ETF

Schedule of Investments (continued)

November 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Industrials – (continued)
22,541	Yaskawa Electric Corp. (Japan)	$ 1,010,469

		29,715,411

Information Technology – 34.4%
23,965	3D Systems Corp.*	545,923
19,162	ACI Worldwide, Inc.*	558,381
3,537	Adobe, Inc.*	2,369,259
11,061	Advanced Micro Devices, Inc.*	1,751,731
516	Adyen NV (Netherlands)*(b)	1,421,532
6,209	Affirm Holdings, Inc.*	786,556
20,803	Agora, Inc. ADR (China)*	434,783
5,396	Akamai Technologies, Inc.*	608,129
20,503	Alkami Technology, Inc.*	588,231
6,526	Alliance Data Systems Corp.	444,812
7,395	Altair Engineering, Inc., Class A*	550,558
5,431	Ambarella, Inc.*	974,973
9,910	Amphenol Corp., Class A	798,548
67,856	Apple, Inc.	11,216,597
7,925	Arista Networks, Inc.*	983,175
2,841	Atlassian Corp. PLC, Class A*	1,069,125
12,763	Atos SE (France)	543,036
4,909	Autodesk, Inc.*	1,247,819
73,047	Avast PLC(b)	585,453
5,957	Azenta, Inc.	673,737
33,171	BASE, Inc. (Japan)*	199,239
6,968	Belden, Inc.	429,717
22,862	Bentley Systems, Inc., Class B	1,097,147
11,243	BigCommerce Holdings, Inc.Series 1*	508,971
37,638	Bit Digital, Inc. (China)*(a)	370,358
42,122	BIT Mining Ltd. ADR (China)*(a)	310,860
55,627	Bitfarms Ltd. (Canada)*(a)	420,628
67,955	BlackBerry Ltd. (Canada)*	646,932
744,079	BrainChip Holdings Ltd. (Australia)*	324,467
3,255	Broadcom, Inc.	1,802,228
11,698	C3.ai, Inc., Class A*	432,358
12,518	Canadian Solar, Inc. (Canada)*	474,933
8,912	CEVA, Inc.*	393,019
7,927	Ciena Corp.*	477,443
43,920	Cisco Systems, Inc.	2,408,573
12,317	Cognex Corp.	951,488

Shares	Description	Value

Common Stocks – (continued)
Information Technology – (continued)
33,513	Converge Technology Solutions Corp. (Canada)*	$ 283,977
19,518	Corning, Inc.	723,923
5,678	Crowdstrike Holdings, Inc., Class A*	1,232,921
3,573	CyberArk Software Ltd.*	617,593
24,160	Dassault Systemes SE (France)	1,446,475
10,763	Digi International, Inc.*	231,727
8,276	Digital Garage, Inc. (Japan)	362,979
4,061	Docebo, Inc. (Canada)*	289,379
4,371	DocuSign, Inc.*	1,076,840
15,175	Edenred (France)	675,040
5,909	Euronet Worldwide, Inc.*	598,995
9,114	EVERTEC, Inc. (Puerto Rico)	382,697
35,925	Extreme Networks, Inc.*	484,987
1,574	Fair Isaac Corp.*	555,827
4,168	FARO Technologies, Inc.*	289,509
9,988	Fidelity National Information Services, Inc.	1,043,746
5,672	First Solar, Inc.*	587,619
16,690	Fiserv, Inc.*	1,610,919
4,288	FleetCor Technologies, Inc.*	888,173
4,292	Fortinet, Inc.*	1,425,416
8,833	Global Payments, Inc.	1,051,480
4,036	Guidewire Software, Inc.*	469,548
4,407	Hennge KK (Japan)*	166,119
66,046	Hewlett Packard Enterprise Co.	947,760
88,017	Hive Blockchain Technologies Ltd. (Canada)*	332,088
37,056	HP, Inc.	1,307,336
25,906	Hut 8 Mining Corp. (Canada)*	314,838
31,236	indie Semiconductor, Inc., Class A (China)*(a)	428,870
34,336	Infineon Technologies AG (Germany)	1,543,239
36,297	Infinera Corp.*	295,095
19,397	Infocom Corp. (Japan)	326,116
98,594	Innoviz Technologies Ltd. (Israel)*(a)	707,905
52,657	Inseego Corp.*(a)	340,164
89,851	Intel Corp.	4,420,669
7,046	InterDigital, Inc.	478,494
24,781	International Business Machines Corp.	2,901,855
2,333	Intuit, Inc.	1,521,816
2,617	IPG Photonics Corp.*	429,685

GOLDMAN SACHS INNOVATE EQUITY ETF

Schedule of Investments (continued)

November 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Information Technology – (continued)
4,394	Jack Henry & Associates, Inc.	$ 666,262
24,904	Juniper Networks, Inc.	775,262
16,472	Kainos Group PLC (United Kingdom)	404,904
3,248	Keyence Corp. (Japan)	2,011,818
6,560	Keysight Technologies, Inc.*	1,275,789
4,624	Kyndryl Holdings, Inc.*	73,059
110,823	Learning Technologies Group PLC (United Kingdom)	245,880
30,336	Mandiant, Inc.*	514,802
11,253	Marathon Digital Holdings, Inc.*	574,691
18,444	Marvell Technology, Inc.	1,312,659
9,097	Mastercard, Inc., Class A	2,864,827
19,254	Materialise NV ADR (Belgium)*	468,835
17,766	Maxeon Solar Technologies Ltd.*(a)	324,230
21,303	McAfee Corp., Class A	550,683
30,547	Microsoft Corp.	10,098,533
736	MicroStrategy, Inc., Class A*(a)	530,972
6,343	Mimecast Ltd.*	513,783
6,182	Nemetschek SE (Germany)	777,956
11,814	NETGEAR, Inc.*	315,906
12,760	NetScout Systems, Inc.*	381,524
564,859	Newborn Town, Inc. (China)*	281,855
2,922	Nice Ltd. ADR (Israel)*	853,166
220,159	Nokia OYJ ADR (Finland)*	1,232,890
3,395	Northern Data AG (Germany)*(a)	418,827
2,988	Novanta, Inc.*	482,413
34,504	NVIDIA Corp.	11,274,527
4,000	NXP Semiconductors NV (China)	893,440
4,642	Okta, Inc.*	999,098
12,017	OneSpan, Inc.*	205,371
11,252	Open Text Corp. (Canada)	533,457
17,173	Oracle Corp.	1,558,278
4,991	OSI Systems, Inc.*	453,832
20,655	Pagseguro Digital Ltd., Class A (Brazil)*	527,942
2,574	Palo Alto Networks, Inc.*	1,407,824
460,004	PAX Global Technology Ltd. (Hong Kong)	358,168
13,210	PayPal Holdings, Inc.*	2,442,397
102,122	Paysafe Ltd.*	370,703
16,706	Ping Identity Holding Corp.*	397,770
5,404	PTC, Inc.*	592,170
7,500	Q2 Holdings, Inc.*	602,250

Shares	Description	Value

Common Stocks – (continued)
Information Technology – (continued)
6,307	Qorvo, Inc.*	$ 922,273
14,323	QUALCOMM, Inc.	2,586,161
1,187,869	Razer, Inc.*(b)	388,549
24,043	Repay Holdings Corp.*	393,343
19,334	Riot Blockchain, Inc.*(a)	722,512
10,869	S&T AG (Austria)(a)	233,305
33,062	Sabre Corp.*	248,957
12,794	salesforce.com, Inc.*	3,645,778
10,896	SAP SE (Germany)	1,388,100
37,409	Seiko Epson Corp. (Japan)	602,919
7,554	Semtech Corp.*	647,151
6,609	SentinelOne, Inc., Class A*	356,688
2,101	ServiceNow, Inc.*	1,360,818
7,959	Shift4 Payments, Inc., Class A *	414,027
1,450	Shopify, Inc., Class A (Canada)*	2,206,595
11,208	Sierra Wireless, Inc. (Canada) *	195,580
3,557	Silicon Laboratories, Inc.*	698,132
7,060	Skyworks Solutions, Inc.	1,070,720
13,153	Software AG (Germany)	555,188
25,563	SolarWinds Corp.	368,107
7,069	Splunk, Inc.*	855,349
4,210	Sprout Social, Inc., Class A*	470,173
13,787	Square, Inc., Class A*	2,872,246
14,240	SS&C Technologies Holdings, Inc.	1,086,939
27,371	STMicroelectronics NV (Singapore)	1,328,629
19,224	StoneCo Ltd., Class A (Brazil)*	299,894
19,056	Stratasys Ltd.*	514,321
17,270	SunPower Corp.*	494,785
2,584	Synaptics, Inc.*	729,308
25,590	Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Taiwan)	2,997,869
15,119	Telos Corp.*	238,124
42,946	TELUS International CDA, Inc. (Philippines)*(a)	1,501,392
8,897	Tenable Holdings, Inc.*	439,512
15,341	Teradyne, Inc.	2,345,179
75,817	Tuya, Inc. ADR (China)*	442,013
146,391	Tyro Payments Ltd. (Australia)*	298,940
22,120	UiPath, Inc., Class A*	1,067,290
94,179	Velodyne Lidar, Inc.*(a)	519,868
11,156	Veritone, Inc.*	286,040

GOLDMAN SACHS INNOVATE EQUITY ETF

Schedule of Investments (continued)

November 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Information Technology – (continued)
6,432	Viasat, Inc.*	$ 284,873
15,241	Visa, Inc., Class A	2,953,249
8,520	VMware, Inc., Class A	994,625
9,573	Yokowo Co. Ltd. (Japan)	226,289
35,835	Zeta Global Holdings Corp., Class A*(a)	298,506
3,232	Zscaler, Inc.*	1,121,407

		166,433,014

Real Estate – 0.7%
2,908	CoreSite Realty Corp. REIT	497,414
6,599	Digital Realty Trust, Inc. REIT	1,106,916
1,325	Equinix, Inc. REIT	1,076,165
9,929	Zillow Group, Inc., Class A*	537,258

		3,217,753

Utilities – 1.6%
11,520	Atlantica Sustainable Infrastructure PLC (Spain)	441,907
24,554	Avangrid, Inc.	1,242,923
1,118,888	Beijing Jingneng Clean Energy Co. Ltd., Class H (China)	320,058
22,842	Brookfield Renewable Corp., Class A	845,839
19,324	Brookfield Renewable Partners LP (Canada)	699,117
14,877	Dominion Energy, Inc.	1,059,242
2,164,286	Huaneng Power International, Inc., Class H (China)	968,895
36,720	Innergex Renewable Energy, Inc. (Canada)	542,728
18,214	NextEra Energy, Inc.	1,580,611

		7,701,320

TOTAL COMMON STOCKS (Cost $428,870,533)		$481,065,541

Closed-End-Fund – 0.1%
323,660	Greencoat UK Wind PLC/Funds
(Cost $579,440)		$ 574,648

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $429,449,973)		$481,640,189

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle – 2.9%(c)
Goldman Sachs Financial Square Government Fund – Institutional Shares
14,042,471	0.026%	$ 14,042,471
(Cost $14,042,471)

TOTAL INVESTMENTS – 102.4% (Cost $443,492,444)		$495,682,660

LIABILITIES IN EXCESS OF OTHER ASSETS – (2.4)%		(11,794,786)

NET ASSETS – 100.0%		$483,887,874

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(c)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	— American Depositary Receipt
GDR	— Global Depositary Receipt
LP	— Limited Partnership
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS JUST U.S. LARGE CAP EQUITY ETF

Schedule of Investments

November 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – 99.7%
Communication Services – 10.6%
2,257	Alphabet, Inc., Class A*	$ 6,405,253
2,104	Alphabet, Inc., Class C*	5,994,380
48,815	AT&T, Inc.	1,114,446
41	Cable One, Inc.	72,655
1,027	Charter Communications, Inc., Class A*	663,730
36,583	Comcast Corp., Class A	1,828,418
1,324	Discovery, Inc., Class A*(a)	30,810
2,527	Discovery, Inc., Class C*	57,388
2,966	Electronic Arts, Inc.	368,437
3,144	Interpublic Group of Cos., Inc. (The)	104,349
179	Loyalty Ventures, Inc.*	5,137
17,977	Meta Platforms, Inc., Class A*	5,832,817
3,468	Netflix, Inc.*	2,226,109
1,323	New York Times Co. (The), Class A	62,843
1,706	Omnicom Group, Inc.	114,831
4,027	T-Mobile US, Inc.*	438,178
5,858	Twitter, Inc.*	257,401
28,322	Verizon Communications, Inc.	1,423,747
62	ViacomCBS, Inc., Class A	2,068
4,675	ViacomCBS, Inc., Class B	144,691
14,562	Walt Disney Co. (The)*	2,110,034
10,431	Zynga, Inc., Class A*	62,899

		29,320,621

Consumer Discretionary – 11.5%
3,485	Amazon.com, Inc.*	12,222,139
2,821	Aptiv PLC*	452,347
172	AutoZone, Inc.*	312,536
1,958	Bath & Body Works, Inc.	147,105
2,005	Best Buy Co., Inc.	214,254
329	Booking Holdings, Inc.*	691,509
699	Brunswick Corp.	65,643
1,309	CarMax, Inc.*	184,896
6,822	Carnival Corp.*	120,204
222	Chipotle Mexican Grill, Inc.*	364,837
416	Columbia Sportswear Co.	40,573
1,041	Darden Restaurants, Inc.	143,606
504	Dick’s Sporting Goods, Inc.	59,250
1,892	Dollar General Corp.	418,700
5,212	eBay, Inc.	351,602
1,015	Etsy, Inc.*	278,699
1,163	Expedia Group, Inc.*	187,348
40,897	Ford Motor Co.	784,813

Shares	Description	Value

Common Stocks – (continued)
Consumer Discretionary – (continued)
1,616	Gap, Inc. (The)	$ 26,713
1,578	Garmin Ltd.	210,726
14,370	General Motors Co.*	831,592
357	Grand Canyon Education, Inc.*	25,872
1,336	Hasbro, Inc.	129,472
2,196	Hilton Worldwide Holdings, Inc.*	296,614
8,534	Home Depot, Inc. (The)	3,418,806
325	Hyatt Hotels Corp., Class A*	25,600
1,251	Kohl’s Corp.	64,089
2,653	Las Vegas Sands Corp.*	94,500
629	Lear Corp.	105,540
5,677	Lowe’s Cos., Inc.	1,388,537
1,191	Lululemon Athletica, Inc.*	541,202
2,181	Marriott International, Inc., Class A*	321,828
3,212	MGM Resorts International	127,131
3,975	Newell Brands, Inc.	85,343
12,955	NIKE, Inc., Class B	2,192,504
883	Nordstrom, Inc.*	18,693
403	Pool Corp.	223,310
2,707	PulteGroup, Inc.	135,431
738	PVH Corp.	78,804
2,980	Qurate Retail, Inc.Series A	23,840
495	Ralph Lauren Corp.	57,440
1,753	Royal Caribbean Cruises Ltd.*	122,394
1,312	Service Corp. International	86,802
9,452	Starbucks Corp.	1,036,317
2,912	Tapestry, Inc.	116,829
3,991	Target Corp.	973,165
9,670	TJX Cos., Inc. (The)	671,098
918	Tractor Supply Co.	206,853
679	Travel + Leisure Co.	33,420
430	Ulta Beauty, Inc.*	165,099
2,066	Under Armour, Inc., Class C*	41,465
3,382	VF Corp.	242,591
623	Victoria’s Secret & Co.*	33,816
607	Wayfair, Inc., Class A*	150,439
642	Whirlpool Corp.	139,789
846	Wynn Resorts Ltd.*	68,534
2,389	Yum! Brands, Inc.	293,465

		31,845,724

GOLDMAN SACHS JUST U.S. LARGE CAP EQUITY ETF

Schedule of Investments (continued)

November 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Consumer Staples – 6.2%
5,813	Archer-Daniels-Midland Co.	$ 361,627
477	Brown-Forman Corp., Class A	31,325
1,913	Brown-Forman Corp., Class B	134,599
1,439	Bunge Ltd.	124,574
2,037	Campbell Soup Co.	82,152
2,561	Church & Dwight Co., Inc.	228,902
1,287	Clorox Co. (The)	209,588
40,588	Coca-Cola Co. (The)	2,128,841
8,730	Colgate-Palmolive Co.	654,925
4,893	Conagra Brands, Inc.	149,481
3,546	Costco Wholesale Corp.	1,912,641
6,379	General Mills, Inc.	394,031
1,528	Hershey Co. (The)	271,205
2,958	Hormel Foods Corp.	122,461
699	Ingredion, Inc.	65,098
1,100	J M Smucker Co. (The)	139,117
2,632	Kellogg Co.	161,026
3,524	Kimberly-Clark Corp.	459,212
6,935	Kraft Heinz Co. (The)	233,085
5,994	Kroger Co. (The)	248,931
2,602	McCormick & Co., Inc.	223,304
14,575	Mondelez International, Inc., Class A	859,050
14,448	PepsiCo, Inc.	2,308,501
25,457	Procter & Gamble Co. (The)	3,680,573
3,002	Tyson Foods, Inc., Class A	237,038
5,751	Walgreens Boots Alliance, Inc.	257,645
11,506	Walmart, Inc.	1,618,089

		17,297,021

Energy – 2.8%
3,202	APA Corp.	82,515
6,257	Baker Hughes Co.	146,038
1,990	Cheniere Energy, Inc.	208,572
16,438	Chevron Corp.	1,855,357
11,472	ConocoPhillips	804,531
5,725	Devon Energy Corp.	240,793
1,080	DT Midstream, Inc.	49,540
35,988	Exxon Mobil Corp.	2,153,522
2,355	Hess Corp.	175,495
6,653	Marathon Oil Corp.	103,055
5,413	Marathon Petroleum Corp.	329,381
7,180	Occidental Petroleum Corp.	212,887
3,764	ONEOK, Inc.	225,238
3,718	Phillips 66	257,174

Shares	Description	Value

Common Stocks – (continued)
Energy – (continued)
11,881	Schlumberger NV	$ 340,747
3,471	Valero Energy Corp.	232,349
10,321	Williams Cos., Inc. (The)	276,500

		7,693,694

Financials – 11.4%
369	Affiliated Managers Group, Inc.	62,778
5,981	Aflac, Inc.	323,811
2,666	Allstate Corp. (The)	289,847
3,251	Ally Financial, Inc.	148,993
5,826	American Express Co.	887,300
7,756	American International Group, Inc.	407,966
1,026	Ameriprise Financial, Inc.	297,130
2,022	Aon PLC, Class A	598,047
1,850	Arthur J Gallagher & Co.	301,365
528	Assurant, Inc.	80,309
698	Axis Capital Holdings Ltd.	34,677
66,929	Bank of America Corp.	2,976,333
358	Bank of Hawaii Corp.	28,561
7,141	Bank of New York Mellon Corp. (The)	391,255
1,295	BlackRock, Inc.	1,171,470
279	BOK Financial Corp.	28,796
4,005	Capital One Financial Corp.	562,823
13,590	Charles Schwab Corp. (The)	1,051,730
3,944	Chubb Ltd.	707,830
18,313	Citigroup, Inc.	1,166,538
1,207	Comerica, Inc.	99,614
963	Commerce Bancshares, Inc.	67,217
3,336	Equitable Holdings, Inc.	104,951
224	Erie Indemnity Co., Class A	41,621
305	FactSet Research Systems, Inc.	142,914
6,218	Fifth Third Bancorp	262,089
964	First American Financial Corp.	71,510
4,938	First Horizon Corp.	79,650
1,612	First Republic Bank	337,972
2,876	FNB Corp.	33,534
2,985	Goldman Sachs Group, Inc. (The)(b)	1,137,255
323	Hanover Insurance Group, Inc. (The)	39,325
3,134	Hartford Financial Services Group, Inc. (The)	207,157
13,232	Huntington Bancshares, Inc.	196,363
5,027	Intercontinental Exchange, Inc.	657,129
3,012	Invesco Ltd.	67,258
26,836	JPMorgan Chase & Co.	4,262,362

GOLDMAN SACHS JUST U.S. LARGE CAP EQUITY ETF

Schedule of Investments (continued)

November 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Financials – (continued)
8,607	KeyCorp	$ 193,141
900	Lazard Ltd., Class A	38,358
1,688	Lincoln National Corp.	111,965
717	LPL Financial Holdings, Inc.	113,006
4,589	Marsh & McLennan Cos., Inc.	752,688
6,554	MetLife, Inc.	384,458
1,469	Moody’s Corp.	573,850
12,306	Morgan Stanley	1,166,855
186	Morningstar, Inc.	57,721
722	MSCI, Inc.	454,463
1,049	Nasdaq, Inc.	213,188
1,854	Northern Trust Corp.	214,508
3,837	PNC Financial Services Group, Inc. (The)	755,889
2,392	Principal Financial Group, Inc.	164,043
5,276	Progressive Corp. (The)	490,351
3,492	Prudential Financial, Inc.	357,092
8,677	Regions Financial Corp.	197,402
615	Reinsurance Group of America, Inc.	58,370
2,177	S&P Global, Inc.	992,124
2,749	SLM Corp.	48,877
3,300	State Street Corp.	293,601
511	SVB Financial Group*	353,781
5,129	Synchrony Financial	229,728
2,034	T. Rowe Price Group, Inc.	406,698
2,266	Travelers Cos., Inc. (The)	332,989
12,139	Truist Financial Corp.	719,964
1,987	Umpqua Holdings Corp.	37,872
1,840	Unum Group	42,504
12,132	US Bancorp	671,385
1,017	Voya Financial, Inc.	63,196
37,386	Wells Fargo & Co.	1,786,303

		31,601,850

Health Care – 12.4%
13,813	Abbott Laboratories	1,737,261
14,047	AbbVie, Inc.	1,619,338
2,736	Agilent Technologies, Inc.	412,862
628	Align Technology, Inc.*	384,041
4,518	Amgen, Inc.	898,540
1,951	Anthem, Inc.	792,555
3,998	Baxter International, Inc.	298,131
2,265	Becton Dickinson and Co.	537,122
1,179	Biogen, Inc.*	277,938

Shares	Description	Value

Common Stocks – (continued)
Health Care – (continued)
1,452	BioMarin Pharmaceutical, Inc.*	$ 125,293
309	Bio-Techne Corp.	145,857
11,279	Boston Scientific Corp.*	429,392
17,761	Bristol-Myers Squibb Co.	952,522
1,293	Catalent, Inc.*	166,357
4,596	Centene Corp.*	328,200
2,218	Cerner Corp.	156,258
2,657	Cigna Corp.	509,878
382	Cooper Cos., Inc. (The)	143,812
10,559	CVS Health Corp.	940,385
4,911	Edwards Lifesciences Corp.*	526,999
6,741	Eli Lilly & Co.	1,672,038
778	Encompass Health Corp.	44,828
1,356	Exact Sciences Corp.*	115,762
9,981	Gilead Sciences, Inc.	687,990
2,004	HCA Healthcare, Inc.	452,082
1,122	Henry Schein, Inc.*	79,729
1,994	Hologic, Inc.*	149,012
1,024	Humana, Inc.	429,783
672	IDEXX Laboratories, Inc.*	408,623
1,161	Illumina, Inc.*	424,148
1,470	Incyte Corp.*	99,548
2,823	Intuitive Surgical, Inc.*	915,612
20,950	Johnson & Johnson	3,266,734
395	Masimo Corp.*	109,857
1,239	McKesson Corp.	268,566
10,674	Medtronic PLC	1,138,916
20,142	Merck & Co., Inc.	1,508,837
205	Mettler-Toledo International, Inc.*	310,397
2,015	Organon & Co.	58,898
44,391	Pfizer, Inc.	2,385,128
971	Quest Diagnostics, Inc.	144,368
799	Regeneron Pharmaceuticals, Inc.*	508,588
1,145	ResMed, Inc.	291,803
405	Sage Therapeutics, Inc.*	15,759
1,058	Seagen, Inc.*	169,280
682	STERIS PLC	149,038
2,769	Stryker Corp.	655,229
370	Teleflex, Inc.	110,045
3,128	Thermo Fisher Scientific, Inc.	1,979,492
7,478	UnitedHealth Group, Inc.	3,321,877
2,058	Vertex Pharmaceuticals, Inc.*	384,723

GOLDMAN SACHS JUST U.S. LARGE CAP EQUITY ETF

Schedule of Investments (continued)

November 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Health Care – (continued)
3,772	Zoetis, Inc.	$ 837,535

		34,476,966

Industrials – 7.2%
5,211	3M Co.	886,078
1,224	AECOM*	84,383
979	Alaska Air Group, Inc.*	47,550
809	Allegion PLC	100,025
5,113	American Airlines Group, Inc.*	90,449
431	Armstrong World Industries, Inc.	45,673
4,827	Boeing Co. (The)*	955,022
1,198	Booz Allen Hamilton Holding Corp.	100,560
854	BWX Technologies, Inc.	40,736
4,934	Caterpillar, Inc.	953,989
1,294	Cummins, Inc.	271,416
2,539	Deere & Co.	877,326
5,119	Delta Air Lines, Inc.*	185,308
3,583	Eaton Corp. PLC	580,661
5,373	Emerson Electric Co.	471,964
2,207	FedEx Corp.	508,427
1,170	Flowserve Corp.	35,077
1,240	Fortune Brands Home & Security, Inc.	124,657
2,238	General Dynamics Corp.	422,915
9,834	General Electric Co.	934,132
1,511	Graco, Inc.	110,137
870	GXO Logistics, Inc.*	83,563
6,258	Honeywell International, Inc.	1,265,618
3,484	Howmet Aerospace, Inc.	98,005
354	Huntington Ingalls Industries, Inc.	62,838
2,834	Illinois Tool Works, Inc.	657,913
1,164	Jacobs Engineering Group, Inc.	165,940
760	J.B. Hunt Transport Services, Inc.	145,282
2,535	JetBlue Airways Corp.*	34,020
6,443	Johnson Controls International PLC	481,679
303	Lennox International, Inc.	93,633
2,229	Lockheed Martin Corp.	742,970
489	ManpowerGroup, Inc.	43,829
497	Mercury Systems, Inc.*	24,328
2,864	Nielsen Holdings PLC	54,874
521	Nordson Corp.	132,433
1,359	Northrop Grumman Corp.	474,019
617	Oshkosh Corp.	66,389
930	Owens Corning	78,901

Shares	Description	Value

Common Stocks – (continued)
Industrials – (continued)
1,489	Pentair PLC	$ 109,724
13,649	Raytheon Technologies Corp.	1,104,477
1,889	Republic Services, Inc.	249,839
1,043	Rockwell Automation, Inc.	350,657
471	Ryder System, Inc.	39,131
482	Snap-on, Inc.	99,249
4,734	Southwest Airlines Co.*	210,190
1,456	Stanley Black & Decker, Inc.	254,451
969	Toro Co. (The)	97,443
2,150	Trane Technologies PLC	401,297
5,875	Union Pacific Corp.	1,384,385
2,588	United Airlines Holdings, Inc.*	109,369
6,522	United Parcel Service, Inc., Class B	1,293,769
652	United Rentals, Inc.*	220,858
1,461	Univar Solutions, Inc.*	37,854
1,425	Verisk Analytics, Inc.	320,440
3,805	Waste Management, Inc.	611,349
516	Woodward, Inc.	54,593
414	W.W. Grainger, Inc.	199,304
870	XPO Logistics, Inc.*	63,023
1,614	Xylem, Inc.	195,471

		19,939,592

Information Technology – 30.7%
5,729	Accenture PLC, Class A	2,047,545
3,585	Adobe, Inc.*	2,401,412
9,093	Advanced Micro Devices, Inc.*	1,440,058
1,205	Akamai Technologies, Inc.*	135,803
450	Alliance Data Systems Corp.	30,672
4,032	Analog Devices, Inc.	726,768
117,950	Apple, Inc.	19,497,135
6,879	Applied Materials, Inc.	1,012,520
1,634	Arista Networks, Inc.*	202,714
644	Arrow Electronics, Inc.*	78,343
1,655	Autodesk, Inc.*	420,684
3,833	Automatic Data Processing, Inc.	885,001
890	Avnet, Inc.	32,280
1,043	Broadridge Financial Solutions, Inc.	175,819
1,029	CDW Corp.	194,851
1,158	Ciena Corp.*	69,746
31,748	Cisco Systems, Inc.	1,741,060
933	Citrix Systems, Inc.	75,041
2,034	Dell Technologies, Inc., Class C*	114,860

GOLDMAN SACHS JUST U.S. LARGE CAP EQUITY ETF

Schedule of Investments (continued)

November 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Information Technology – (continued)
1,436	DocuSign, Inc.*	$ 353,773
2,291	Dropbox, Inc., Class A*	56,382
1,883	DXC Technology Co.*	56,471
522	Elastic NV*	81,150
455	F5, Inc.*	103,549
5,579	Fidelity National Information Services, Inc.	583,005
897	First Solar, Inc.*	92,929
5,387	Fiserv, Inc.*	519,953
1,005	Fortinet, Inc.*	333,771
2,643	Global Payments, Inc.	314,623
1,256	GoDaddy, Inc., Class A*	88,134
9,759	Hewlett Packard Enterprise Co.	140,042
9,019	HP, Inc.	318,190
335	HubSpot, Inc.*	270,315
30,368	Intel Corp.	1,494,106
6,715	International Business Machines Corp.	786,327
1,914	Intuit, Inc.	1,248,502
1,282	Jabil, Inc.	74,946
665	Jack Henry & Associates, Inc.	100,834
2,431	Juniper Networks, Inc.	75,677
1,669	Keysight Technologies, Inc.*	324,587
1,153	KLA Corp.	470,574
1,343	Kyndryl Holdings, Inc.*	21,219
1,067	Lam Research Corp.	725,400
213	Littelfuse, Inc.	63,576
7,910	Mastercard, Inc., Class A	2,491,017
8,418	Micron Technology, Inc.	707,112
56,618	Microsoft Corp.	18,717,345
1,244	Motorola Solutions, Inc.	314,956
996	National Instruments Corp.	41,354
1,671	NetApp, Inc.	148,518
385	New Relic, Inc.*	42,670
4,120	NortonLifeLock, Inc.	102,382
17,970	NVIDIA Corp.	5,871,877
12,663	Oracle Corp.	1,149,041
713	Palo Alto Networks, Inc.*	389,968
378	Paycom Software, Inc.*	165,367
337	Paylocity Holding Corp.*	85,039
10,586	PayPal Holdings, Inc.*	1,957,246
308	Pegasystems, Inc.	35,365
2,001	Pure Storage, Inc., Class A*	61,971
8,473	QUALCOMM, Inc.	1,529,885
606	RingCentral, Inc., Class A*	130,884

Shares	Description	Value

Common Stocks – (continued)
Information Technology – (continued)
6,942	salesforce.com, Inc.*	$ 1,978,192
1,482	ServiceNow, Inc.*	959,891
1,227	Splunk, Inc.*	148,467
3,565	Square, Inc., Class A*	742,696
1,141	Synopsys, Inc.*	389,081
410	Teledyne Technologies, Inc.*	170,269
818	Teradata Corp.*	35,518
1,244	Teradyne, Inc.	190,170
6,938	Texas Instruments, Inc.	1,334,663
2,250	Trimble, Inc.*	193,208
1,247	Twilio, Inc., Class A*	356,829
304	Tyler Technologies, Inc.*	157,770
737	VeriSign, Inc.*	176,814
15,303	Visa, Inc., Class A	2,965,262
1,502	VMware, Inc., Class A	175,343
3,674	Western Union Co. (The)	58,123
1,407	Workday, Inc., Class A*	385,842
1,062	Xerox Holdings Corp.	19,562
1,847	Xilinx, Inc.	421,947
480	Zebra Technologies Corp., Class A*	282,614
891	Zendesk, Inc.*	90,980

		85,155,585

Materials – 2.2%
1,926	Air Products and Chemicals, Inc.	553,609
1,013	Albemarle Corp.	269,954
595	AptarGroup, Inc.	71,156
480	Ashland Global Holdings, Inc.	48,514
741	Avery Dennison Corp.	151,957
2,891	Ball Corp.	270,164
1,213	Berry Global Group, Inc.*	83,758
971	Celanese Corp.	146,971
1,864	CF Industries Holdings, Inc.	112,940
6,525	Dow, Inc.	358,418
1,184	Eastman Chemical Co.	123,479
2,182	Ecolab, Inc.	483,248
12,768	Freeport-McMoRan, Inc.	473,437
2,173	International Flavors & Fragrances, Inc.	308,935
3,411	International Paper Co.	155,269
2,296	LyondellBasell Industries NV, Class A	200,051
557	Martin Marietta Materials, Inc.	224,755
6,991	Newmont Corp.	383,946
2,560	Nucor Corp.	272,026

GOLDMAN SACHS JUST U.S. LARGE CAP EQUITY ETF

Schedule of Investments (continued)

November 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Materials – (continued)
843	Packaging Corp. of America	$ 110,087
2,196	Sherwin-Williams Co. (The)	727,403
880	Sonoco Products Co.	51,154
311	Sylvamo Corp.*	9,417
1,576	Valvoline, Inc.	53,694
1,189	Vulcan Materials Co.	227,860
2,373	Westrock Co.	102,964

		5,975,166

Real Estate – 2.4%
4,078	American Tower Corp. REIT	1,070,393
1,255	AvalonBay Communities, Inc. REIT	299,782
1,407	Boston Properties, Inc. REIT	151,731
877	Camden Property Trust REIT	144,889
3,016	CBRE Group, Inc., Class A*	288,239
3,893	Crown Castle International Corp. REIT	707,163
2,534	Digital Realty Trust, Inc. REIT	425,053
1,502	Douglas Emmett, Inc. REIT	49,220
809	Equinix, Inc. REIT	657,070
1,566	Equity LifeStyle Properties, Inc. REIT	127,316
3,330	Equity Residential REIT	284,082
581	Essex Property Trust, Inc. REIT	197,215
1,184	Extra Space Storage, Inc. REIT	236,800
1,121	JBG SMITH Properties REIT	31,153
458	Jones Lang LaSalle, Inc.*	107,589
5,244	Kimco Realty Corp. REIT	117,570
6,658	Prologis, Inc. REIT	1,003,693
2,668	UDR, Inc. REIT	151,356
3,429	Ventas, Inc. REIT	160,889
6,765	Weyerhaeuser Co. REIT	254,432
535	Zillow Group, Inc., Class A*	28,949
1,528	Zillow Group, Inc., Class C*	82,925

		6,577,509

Utilities – 2.3%
2,794	Alliant Energy Corp.	153,083
2,841	Ameren Corp.	231,797
5,584	American Electric Power Co., Inc.	452,583
639	Avangrid, Inc.	32,346
3,223	CMS Energy Corp.	189,674
3,946	Consolidated Edison, Inc.	306,368
8,990	Dominion Energy, Inc.	640,088
2,169	DTE Energy Co.	234,990

Shares	Description	Value

Common Stocks – (continued)
Utilities – (continued)
8,591	Duke Energy Corp.	$ 833,413
4,162	Edison International	271,695
3,831	Eversource Energy	315,177
10,889	Exelon Corp.	574,177
1,797	MDU Resources Group, Inc.	48,932
2,712	NRG Energy, Inc.	97,686
5,623	Public Service Enterprise Group, Inc.	351,381
3,567	Sempra Energy	427,576
11,809	Southern Co. (The)	721,530
5,343	Vistra Corp.	106,219
6,010	Xcel Energy, Inc.	383,017

		6,371,732

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $199,119,505)		$276,255,460

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle – 0.0%(b)
Goldman Sachs Financial Square Government Fund – Institutional Shares
32,219	0.026%	$ 32,219
(Cost $32,219)

TOTAL INVESTMENTS – 99.7% (Cost $199,151,724)		$276,287,679

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.3%		840,538

NET ASSETS – 100.0%		$277,128,217

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Represents an affiliated issuer.

Investment Abbreviations:
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS EQUITY ETFs

Schedule of Investments (continued)

November 30, 2021 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2.

Underlying Funds (including Money Market Funds) — Underlying funds (“Underlying Funds”) include other investment companies and exchange-traded funds (“ETFs”). Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value. Underlying funds are generally classified as Level 1 of the fair value hierarchy. To the extent that underlying ETFs are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

GOLDMAN SACHS EQUITY ETFs

Schedule of Investments (continued)

November 30, 2021 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

C. Fair Value Hierarchy — The following is a summary of the Fund’s investments classified in the fair value hierarchy as of November 30, 2021:

EQUAL WEIGHT U.S. LARGE CAP EQUITY ETF

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
North America	$905,783,037	$—	$—
Securities Lending Reinvestment Vehicle	3,234,629	—	—

Total	$909,017,666	$—	$—

HEDGE INDUSTRY VIP ETF

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Asia	$7,486,609	$—	$—
North America	214,150,628	—	—

Total	$221,637,237	$—	$—

INNOVATE EQUITY ETF

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Asia	$76,413,196	$285,797	$—
Europe	45,249,206	—	—
North America	352,836,393	944,649	—
Oceania	1,527,530	—	—
South America	3,808,770	—	—
Closed-End-Fund	574,648	—	—
Securities Lending Reinvestment Vehicle	14,042,471	—	—

Total	$494,452,214	$1,230,446	$—

JUST U.S. LARGE CAP EQUITY ETF

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
North America	$276,255,460	$—	$—
Securities Lending Reinvestment Vehicle	32,219	—	—

Total	$276,287,679	$—	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in table. The Fund utilizes fair value model prices provided by an independent third-party (fair value) service for certain international equity securities resulting in a Level 2 classification.

For further information regarding security characteristics, see the Schedules of Investments.

GOLDMAN SACHS EQUITY ETFs

Schedule of Investments (continued)

November 30, 2021 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

D. Securities Lending — Funds may lend their securities through a securities lending agent, the Bank of New York Mellon (“BNYM”), to certain qualified borrowers. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statements of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund (“Government Money Market Fund”), an affiliated series of the Goldman Sachs Trust. The Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government Money Market Fund.

In the event of a default by a borrower with respect to any loan, BNYM may exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If BNYM is unable to purchase replacement securities, BNYM will indemnify the Funds by paying the Funds an amount equal to the market value of the securities loaned minus the value of cash collateral received from the borrower for the loan, subject to an exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk. The Funds’ master netting agreements with certain borrowers provide the right, in the event of a default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. However, in the event of a default by a borrower, a resolution authority could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of set-off that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws. The Funds’ loaned securities were all subject to enforceable Securities Lending Agreements, and the value of the collateral was at least equal to the value of the cash received.

Each of the Funds and BNYM received compensation relating to the lending of the Funds’ securities.

The Funds’ risks include, but are not limited to, the following:

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which a Fund invests. The imposition of exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or problems with registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in, or economically tied to, emerging markets, these risks may be more pronounced.

Foreign Custody Risk — A Fund invests in foreign securities, and as such the Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

GOLDMAN SACHS EQUITY ETFs

Schedule of Investments (continued)

November 30, 2021 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Index Risk — GSAM, JUST Capital Foundation, Inc. and Solactive AG (the “Index Providers”) construct the respective Fund’s Index in accordance with a rules-based methodology. A Fund will be negatively affected by general declines in the securities and asset classes represented in its Index. In addition, because the Funds are not “actively” managed, unless a specific security is removed from an Index, a Fund generally would not sell a security because the security’s issuer was in financial trouble. Market disruptions and regulatory restrictions could have an adverse effect on a Fund’s ability to adjust its exposure to the required levels in order to track the Index. A Fund also does not attempt to take defensive positions under any market conditions, including declining markets. Therefore, a Fund’s performance could be lower than funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline or a decline in the value of one or more issuers. The Index Providers rely on third party data they believe to be reliable in constructing each respective Index, but they do not guarantee the accuracy or availability of such third party data. Errors in index data, index computation or the construction of an Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Providers for a period of time or at all, which may have an adverse impact on the applicable Fund and its shareholders. In addition, neither a Fund, the Investment Adviser, the Calculation Agent nor the Index Providers can guarantee the availability or timeliness of the production of the Index. Furthermore, Solactive AG, the index provider for the Goldman Sachs Equal Weight U.S. Large Cap Equity ETF and Goldman Sachs Innovate Equity ETF, and JUST Capital Foundation, Inc., the index provider for the Goldman Sachs JUST U.S. Large Cap Equity ETF, may delay or change a scheduled rebalancing or reconstitution of an Index or the implementation of certain rules at its sole discretion. In such circumstances, a Fund, in replicating the composition of its Index, may have more or less exposure to a particular sector or individual company than had the Index been constructed in accordance with its stated methodology.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, including an ETF, a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including, but not limited to, the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Market Trading Risk — Each Fund faces numerous market trading risks, including disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for Shares. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses. The Investment Adviser cannot predict whether Shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the securities of a Fund’s Index trading individually or in the aggregate at any point in time.

Sector Risk — To the extent a Fund focuses its investments in securities of issuers in one or more sectors (such as the financial services or telecommunications sectors), the Fund may be subjected, to a greater extent than if its investments were diversified across different sectors, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that sector, such as: adverse economic, business, political, environmental or other developments.

Tracking Error Risk — Tracking error is the divergence of a Fund’s performance from that of its Index. The performance of a Fund may diverge from that of its Index for a number of reasons. Tracking error may occur because of transaction costs, a Fund’s holding of cash, differences in accrual of dividends, changes to its Index or the need to meet new or existing regulatory requirements. Unlike a Fund, the returns of an Index are not reduced by investment and other operating expenses, including the trading costs associated with implementing changes to its portfolio of investments. Tracking error risk may be heightened during times of market volatility or other unusual market conditions.